Offerings - Offering: 1	Oct. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	3,690,190
Proposed Maximum Offering Price per Unit	5.47
Maximum Aggregate Offering Price	$ 20,185,339.30
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,756.12
Offering Note	1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the Registrant's common stock that become issuable under the plan set forth herein by reason of any stock dividend, stock split, recapitalization or similar transaction. 2) This estimate is made pursuant to Rule 457(c) and Rule 457(h) of the Securities Act solely for purposes of calculating the registration fee. The offering price per share and the aggregate offering price are based on the average of the high and the low price of Registrant's common stock as reported on The Nasdaq Capital Market on October 23, 2026. 3) Represents 1,386,032 shares issuable pursuant to future awards under the Company's 2020 Omnibus Equity Incentive Plan, as amended and restated (the "Plan"), and 2,304,158 shares covered by the reoffer prospectus, for a total of 3,690,190 shares.